Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2017	Apr. 19, 2017	Apr. 10, 2017
Disclosure of classes of share capital [line items]
Issued capital	R$ 2,209,415		R$ 2,163,377		R$ 1,323,000
Shares issued (in shares)				96,239,837	63,000,000
Common shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	928,965,058		928,965,058
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	326,631,190	58,138,005	321,753,720